Current and Deferred Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current tax	$ (10,370)	$ (13,123)	$ (3,672)
Deferred tax	(773)	(2,065)	1,476
Income tax expense	$ (11,143)	$ (15,188)	$ (2,196)